Equity Incentive Plan - Summary of Ranges of Assumptions Used to Value Options with Service-Based and Performance Vesting Granted to Employees (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Incentive Plan [Line Items]
Dividend yield	0.00%	0.00%
Minimum
Equity Incentive Plan [Line Items]
Expected term (in years)	4 years 11 months 19 days	4 years 9 months 10 days
Expected volatility	49.30%	48.40%
Risk-free interest rate	1.57%	2.65%
Maximum
Equity Incentive Plan [Line Items]
Expected term (in years)	5 years 18 days	4 years 11 months 23 days
Expected volatility	50.90%	48.80%
Risk-free interest rate	2.48%	3.02%